Consolidated statements of cash flow - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income (loss)		$ 12,672	$ (28,379)	$ 4,426
Adjustments to reconcile net income (loss) to cash flows provided by operating activities:
Result on interest in associates and joint ventures		(1,428)	(588)	(318)
Depreciation of property, plant and equipment		53,512	44,752	26,685
Amortization of intangible assets		838	717	323
Consumption of materials and retirement of property, plant and equipment and intangible assets		4,592	5,791	3,773
Charge on income tax		(3,969)	(1,425)	24,637
(Recovery) / Impairment of plant and equipment and intangible assets		(5,032)	34,943	2,535
Net increase in provisions		4,924	6,040	3,598
Exchange differences, interest and other	[1]	7,611	3,298	(13,449)
Share-based benefit plans		162	153	124
Accrued insurance		(206)		(1,688)
Income on deconsolidation of subsidiaries			(1,528)
Changes in assets and liabilities:
Trade receivables		(8,073)	(16,079)	(8,031)
Other receivables		895	5,406	(6,143)
Inventories		(1,686)	1,469	101
Accounts payable		6,408	(1,133)	6,676
Taxes payables		2,550	(1,776)	4,544
Salaries and social security		1,065	784	549
Other liabilities		(717)	190	(465)
Decrease in provisions due to payment/use		(1,388)	(1,753)	(1,758)
Dividends received		328	420	180
Proceeds from collection of lost profit insurance			607	2,036
Income tax payments		(1,084)	(2,726)	(6,931)
Net cash flows from operating activities		71,974	49,183	41,404
Investing activities:
Acquisition of property, plant and equipment and intangible assets		(59,618)	(64,160)	(63,774)
Contributions and acquisitions of interests in associates and joint ventures		(891)	(448)	(163)
Proceeds from sales of financial assets		4,287	1,072
Acquisition of financial assets			(3,476)	(324)
Proceeds from collection of damaged property's insurance			355	212
Interests received from financial assets		980	483
Net cash flows used in investing activities	[2]	(55,242)	(66,174)	(64,049)
Financing activities:
Repayment of loans		(36,346)	(73,286)	(24,090)
Payments of interest		(17,912)	(16,330)	(6,780)
Proceeds from loans		54,719	101,322	55,158
Repurchase of treasury shares		(100)	(50)	(120)
Contributions of non-controlling interests			50
Dividends paid		(716)	(889)	(503)
Net cash flows provided by financing activities	[2]	(355)	10,817	23,665
Translation differences provided by cash and cash equivalents		1,665	1,692	4,609
Reclassification of assets held for disposal		(61)
Deconsolidation of subsidiaries			(148)
Net increase (decrease) in cash and cash equivalents		17,981	(4,630)	5,629
Cash and cash equivalents at the beginning of year		10,757	15,387	9,758
Cash and cash equivalents at the end of year		28,738	10,757	15,387
Net increase (decrease) in cash and cash equivalents		$ 17,981	$ (4,630)	$ 5,629

[1]	Does not include exchange differences generated by cash and cash equivalents, which is exposed separately in the statement.
[2]	The main investing and financing transactions that have not affected cash and cash equivalents correspond to: 2017 2016 2015 Acquisition of property, plant and equipment and concession extension easements not paid 6,019 6,559 6,799 Net increases (decreases) related to hydrocarbon wells abandonment obligation costs (4,913) 2,243 (1,281) Contributions in joint ventures 19 - - Dividends to collect - 100 100 Increase in investments in financial assets through a decrease in trade receivables and other receivables - 9,918 - Decrease of loans due to "El Orejano" agreement - - 2,373 Contributions of non-controlling interests - - 50